Financial Instruments-Risk Management - Summary of Risk Categories of Borrower Internal Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Loss protection related to derivatives transactions, net of related collateral excluded	$ 3.5	$ 3.5